Condensed Interim Consolidated Statements of Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenue	$ 412,653	$ 726,422
Cost of revenue	(129,472)	(222,206)
Gross profit	283,181	504,216
Selling and marketing expenses	(3,886)	(3,580)
General and administrative expenses	(585,683)	(648,667)
Loss on disposal of a subsidiary		(42,346)
Operating loss	(306,388)	(190,377)
Other income(expenses), net	(7,401)	2,447
Loss before income taxes	(313,789)	(187,930)
Income tax (expenses) benefit	(1,370)	(3,229)
Net loss	(315,159)	(191,159)
Foreign currency translation differences	(11,223)	3,753
Total comprehensive loss for the period	(326,382)	(187,406)
Owners of the Company	(314,549)	(191,159)
Non-controlling interest	$ (610)
Basic and diluted loss per ordinary share	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding-Basic and diluted	302,734,900	302,734,900